Detail (Details 3 ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest Expense, Long-term Debt	$ 16,002	$ 998	$ 0
Amortization of Deferred Charges	4,137	1,988	150
Write off of deferred financing costs	3,781	16,085	0
Other Financial Services Costs	1,001	453	22
Financial expense	$ 24,921	$ 19,524	$ 172